Nature of the business, Assets acquired (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 Plant MW	Dec. 31, 2022 Asset
Nature of the business [Abstract]
Percentage of revenue		72.00%
Number of assets under construction | Asset		3
Abengoa S.A. [Member]
Nature of the business [Abstract]
Percentage of revenue		5.00%
Albisu [Member]
Nature of the business [Abstract]
Gross capacity	10
Period of PPA	15 years
la Tolua and Tierra Linda [Member]
Nature of the business [Abstract]
Gross capacity	30
Period of PPA	10 years
Number of wholly owned solar plants acquired | Plant	2